VY T Rowe Price Diversified Mid Cap Growth Portfolio Expense Example - VY T Rowe Price Diversified Mid Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,773
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,206
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,494
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	$ 1,662